Share-based Compensation (Tables)	12 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Activity

The following tables summarize the Company’s stock option activity during the years ended January 31, 2021 and 2020:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2019	180,760	$16.378	2.56	$-

Granted	120,000	1.500
Cancelled and/or forfeited	(123,760)	17.054
Exercised	-	-
Outstanding, January 31, 2020	177,000	$5.818	7.20	$-

Granted	-	-
Cancelled and/or forfeited	(31,000)	19.000
Exercised	-	-
Outstanding, January 31, 2021	146,000	$3.019	7.61	$-

Exercisable, January 31, 2021	146,000	$3.019	7.61	$-

Schedule of Share-based Compensation Expense

Share-based compensation expense is reported in our consolidated statements of operations as follows:

	January 31, 2021	January 31, 2020
Geological and geophysical costs	$-	$-
Salaries and benefits	-	80,421
Investor relations	-	-
General and administrative	-	-
	$-	$80,421